Basis of Preparation (Details 1) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Amounts receivable	$ 3,140	$ 2,540
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Amounts receivable	40
Other receivables	2,500
Reclassification Adjustment [Member]
IfrsStatementLineItems [Line Items]
Amounts receivable	2,500
Other receivables	(2,500)
Restateds [Member]
IfrsStatementLineItems [Line Items]
Amounts receivable	2,540
Other receivables